Fair Value Measurement - Schedule of Key Inputs into Option Model for Private Placement Warrants and Public Warrants (Details)	Dec. 31, 2020	Dec. 11, 2020 [1]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input	21	21
Implied Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input	21.0
Risk-Free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input	0.43	0.43
Warrant Exercise Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input	11.50	11.50
Expected Term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, expected term	5 years 6 months	5 years 6 months

[1]	The date the Company was first listed on the Nasdaq and the date for which trade information is first available.